Schedule of Financial Information by Segment (Details) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net revenues	$ 9,296,000	$ 3,786,000				$ 36,088,000	$ 10,659,000	$ 22,771,000	$ 17,975,000
Gross profit								6,755,000	(1,690,000)
Direct expenses	16,565,000	16,212,000				56,143,000	92,565,000	81,041,000	144,198,000
Segment contribution	(11,152,000)	(16,028,000)				(27,701,000)	(88,313,000)	(74,286,000)	(145,888,000)
Indirect expenses	375,000	83,228,000				1,377,000	117,289,000	118,001,000	(120,288,000)
Loss from operations	(11,527,000)	(99,256,000)				(29,078,000)	(205,602,000)	(192,287,000)	(25,600,000)
Change in fair value of contingent consideration liability							(104,339,000)	(104,339,000)	(126,277,000)
Goodwill impairment		82,714,000	$ 0	$ 29,633,000	$ 3,610,000		112,347,000	112,347,000	3,610,000
IPR&D impairment							107,800,000	107,800,000
Change in fair value of contingent stock consideration							(159,000)	(159,000)	186,000
Cost of revenues (excluding amortization of acquired intangible assets)	3,883,000	3,602,000				7,646,000	6,407,000
Cell Therapy [Member]
Segment Reporting Information [Line Items]
Net revenues
Gross profit
Direct expenses	3,496,000	4,887,000				12,383,000	53,505,000	28,694,000	75,379,000
Segment contribution	(3,496,000)	(4,887,000)				(12,383,000)	(53,505,000)	(28,694,000)	(75,379,000)
Goodwill impairment								112,347,000
Cost of revenues (excluding amortization of acquired intangible assets)
Biobanking [Member]
Segment Reporting Information [Line Items]
Net revenues	1,292,000	1,427,000				3,857,000	4,062,000	5,441,000	5,512,000
Gross profit								3,791,000	1,976,000
Direct expenses	353,000	350,000				1,216,000	780,000	1,752,000	1,699,000
Segment contribution	701,000	679,000				1,689,000	1,927,000	2,039,000	277,000
Cost of revenues (excluding amortization of acquired intangible assets)	238,000	398,000				952,000	1,355,000
Degenerative Disease [Member]
Segment Reporting Information [Line Items]
Net revenues	8,004,000	2,359,000				32,231,000	6,597,000	17,330,000	12,463,000
Gross profit								2,964,000	(3,666,000)
Direct expenses	4,187,000	1,901,000				14,385,000	6,799,000	9,720,000	10,859,000
Segment contribution	172,000	(2,746,000)				11,152,000	(5,254,000)	(6,756,000)	(14,525,000)
Goodwill impairment									3,610,000
Cost of revenues (excluding amortization of acquired intangible assets)	3,645,000	3,204,000				6,694,000	5,052,000
Other [Member]
Segment Reporting Information [Line Items]
Net revenues
Gross profit
Direct expenses	8,529,000	9,074,000				28,159,000	31,481,000	40,876,000	56,261,000
Segment contribution	(8,529,000)	(9,074,000)				(28,159,000)	(31,481,000)	(40,876,000)	(56,261,000)
Indirect expenses	375,000	83,228,000				1,377,000	117,289,000	118,001,000	(120,288,000)
Change in fair value of contingent consideration liability		(39,000)					(104,339,000)	(104,339,000)	(126,277,000)
Goodwill impairment		82,714,000					112,347,000	112,347,000	3,610,000
IPR&D impairment							107,800,000	107,800,000
Amortization	375,000	553,000				1,377,000	1,640,000	2,193,000	2,193,000
Total other	375,000	83,228,000				1,377,000	117,289,000	$ 118,001,000	(120,288,000)
Change in fair value of contingent stock consideration							(159,000)		$ 186,000
Cost of revenues (excluding amortization of acquired intangible assets)